Non-Controlling Interest - Additional Information (Detail) (Xunlei Games Development (Shenzhen) Co., Ltd. [Member]) In Thousands, unless otherwise specified	Feb. 28, 2010 USD ($)	Feb. 28, 2010 CNY
Noncontrolling Interest [Line Items]
Percentage of equity interest owned by parent	70.00%	70.00%
Minority interest owned by shareholder, percent	30.00%	30.00%
Minority interest owned by shareholder, amount	$ 439	3,000